Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the financial instruments measured at fair value on a recurring basis at September 30, 2024 and December 31, 2023:

	September 30, 2024
Assets	Level 1	Level 2	Level 3	Total
Cash equivalents - money market funds	$663.3	$—	$—	$663.3
Fixed maturity securities
U.S. Treasuries	715.8	—	—	715.8
Agencies	—	12.1	—	12.1
Non-U.S. government	—	51.8	—	51.8
Corporate bonds	—	2,009.6	—	2,009.6
Residential mortgage-backed	—	274.6	—	274.6
Commercial mortgage-backed	—	21.4	—	21.4
Other asset backed securities	—	450.0	—	450.0
Total fixed maturity securities	715.8	2,819.5	—	3,535.3
Short-term investments
U.S. Treasuries	133.3	—	—	133.3
Total short-term investments	133.3	—	—	133.3
Other investments*	48.6	—	—	48.6
Other assets
Investments pending settlement	0.6	—	—	0.6
Total other assets	0.6	—	—	0.6
Total assets measured at fair value	$1,561.6	$2,819.5	$—	$4,381.1
Liabilities
Other liabilities
Derivative liabilities	$—	$(6.1)	$—	$(6.1)
Investments pending settlement	(5.5)	—	—	(5.5)
Total other liabilities	(5.5)	(6.1)	—	(11.6)
Total liabilities measured at fair value	$(5.5)	$(6.1)	$—	$(11.6)
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*excludes investments valued at net asset value per share.

	December 31, 2023
Assets	Level 1	Level 2	Level 3	Total
Cash equivalents - money market funds	$557.9	$—	$—	$557.9
Fixed maturity securities
U.S. Treasuries	686.7	—	—	686.7
Agencies	—	16.2	—	16.2
Non-U.S. government	—	76.0	—	76.0
Corporate bonds	—	1,787.3	—	1,787.3
Residential mortgage-backed	—	188.2	—	188.2
Commercial mortgage-backed	—	51.1	—	51.1
Other asset backed securities	—	439.4	—	439.4
Total fixed maturity securities	686.7	2,558.2	—	3,244.9
Short-term investments
U.S. Treasuries	49.0	—	—	49.0
Total short-term investments	49.0	—	—	49.0
Other investments*	46.9	—	—	46.9
Other assets
Investments pending settlement	2.2	—	—	2.2
Total other assets	2.2	—	—	2.2
Total assets measured at fair value	$1,342.7	$2,558.2	$—	$3,900.9
Liabilities
Other liabilities
Derivative liabilities	$—	$(1.1)	$—	$(1.1)
Total other liabilities	—	(1.1)	—	(1.1)
Total liabilities measured at fair value	$—	$(1.1)	$—	$(1.1)
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*excludes investments valued at net asset value per share.

Schedule of Fair Value, by Balance Sheet Grouping
The following table includes financial instruments for which the carrying value differs from the estimated fair values at September 30, 2024 and December 31, 2023. The fair values of the below financial instruments are based on observable inputs and are considered Level 2 measurements.

	September 30, 2024		December 31, 2023
	Fair Value	Carrying Value	Fair Value	Carrying Value
4.875% Senior notes due 2030	$326.3	$325.6	$273.1	$325.0
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	123.8	123.2	121.6	123.2
Preference securities	$56.9	$58.4	$55.6	$58.4